Cash Equivalents and Investments in Marketable Securities - Narrative (Detail) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Line Items]
Unrealized (loss) gain on investments in marketable securities	$ (28,301)	$ 318,645	$ 0	$ 290,344	$ 0
Proceeds from sale of available for sale securities				42,724,000
Reclassified of accumulated other comprehensive income	208,190	$ 173,152	0	381,342	0
Other asset impairment charges	$ 0		$ 0	0	$ 0
Debt securities, AFS, realized gain				$ 408,000
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Cash and Cash Equivalents [Line Items]
Unrealized (loss) gain on investments in marketable securities						$ 272,551
Reclassified of accumulated other comprehensive income						0	$ 0
Available-for-Sale Securities [Member] | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Cash and Cash Equivalents [Line Items]
Proceeds from sale of available for sale securities						5,500,000
Available for sale securities gross realized gains						627,000
Other asset impairment charges						$ 0	$ 0